Customer deposits	12 Months Ended
Dec. 31, 2024
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]
Note 15

Amounts due to banks, customer deposits, and funding

from UBS Group AG
a) Amounts due to banks and customer deposits

USD m 31.12.24 31.12.23
Amounts due to banks 23,347 16,720
Customer deposits 749,476 555,673
of which: demand deposits 224,982 146,163
of which: retail savings / deposits 182,273 152,683
of which: sweep deposits 41,935 41,045
of which: time deposits
1
300,284 215,782
Total amounts due to banks and customer deposits 772,822 572,393
1 Includes customer deposits in UBS AG Jersey Branch and UBS AG Guernsey Branch placed by UBS

Switzerland AG and UBS AG Swiss Branch on behalf of their clients.
Customer deposits increased by USD 193.8 bn, with the increase of USD 224.6 bn in May 2024 relating to the merger

of
UBS

AG

and

Credit

Suisse

AG.

Excluding

the

effects

of

the

merger,

there

was

a

decrease

of

USD
30.8
bn,

driven

by
currency effects and net new deposit outflows mainly in time deposits due to maturities, partly offset by shifts into retail
savings / deposits as a result of the aforementioned maturities.
b) Funding from UBS Group AG measured at amortized

cost

USD m 31.12.24 31.12.23
Debt contributing to total loss-absorbing capacity (TLAC) 87,036 51,102
Debt eligible as high-trigger loss-absorbing additional tier

1 capital instruments
1
14,585 11,286
Debt eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,245 1,212
Other
2
5,051 3,682
Total funding from UBS Group AG measured at amortized cost
3,4
107,918 67,282
1 For 31 December 2024, includes

USD
6.9 bn (31 December 2023: USD 3.6
bn) that are, upon the occurrence

of a trigger event or a viability event,

subject to conversion into ordinary UBS shares.

2 Includes debt
no longer

eligible as

TLAC having

a residual

maturity of

less than

one year

and high-trigger

loss-absorbing additional

tier 1

capital instruments

that ceased

to be

eligible when

UBS Group

AG issued

notice of
redemption.

3 The Total funding from UBS Group AG measured at amortized cost consists of subordinated debt of UBS AG and its subsidiaries toward UBS Group AG. Subordinated debt consists of unsecured debt
obligations that are contractually subordinated in right

of payment to all other present and future non-subordinated

obligations of the respective issuing entity.

All instruments contributing to TLAC are subordinated
since 1.1.2020.

4 UBS AG has also recognized funding from UBS Group AG that is designated at fair value.

Refer to Note 19b for more information.
UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt

instruments held
at amortized cost. In

some cases, UBS AG

applies hedge accounting

for interest rate risk

as discussed in item

2j in Note
1a and Note 25.

As a result of

applying hedge accounting, the life-to-date adjustment to

the carrying amount of
Funding
from UBS Group AG measured at amortized cost

was a decrease of USD
5.8 bn as of 31 December 2024 and a decrease
of USD 3.2
bn as of 31 December 2023. The movement was mainly the

result of the merger of UBS AG and Credit Suisse
AG.
Of the
Total funding

from UBS

Group AG

measured at

amortized cost

outstanding as

of 31

December 2024,

USD
105.8 bn
pays a fixed interest rate and USD 2.1 bn pays a floating rate of interest.
›
Refer to Note 24 for maturity information